Administrative Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Administrative Expenses [Abstract]
General administrative expenses	$ 124,896	$ 145,241	$ 139,418
Maintenance and repair of property, plant and equipment	19,214	20,962	21,359
Office lease		29,761	26,136
Equipment lease		55	96
Short term leases contracts	4,177
Insurance payments	3,848	3,439	3,354
Office supplies	5,126	5,070	6,862
IT and communication expenses	52,017	44,209	39,103
Heating, and other utilities	2,848	4,849	5,468
Security and valuables transport services	12,187	12,168	12,181
Representation and personnel travel expenses	4,109	3,444	4,262
Judicial and notarial expenses	1,277	1,148	974
Fees for technical reports and auditing	7,643	10,020	9,379
Other general administrative expenses	12,450	10,116	10,244
Outsourced services	71,572	65,358	57,400
Data processing	31,921	32,360	34,880
Archive services	3,518	3,401	3,324
Valuation services	3,644	3,167	2,419
Outsourcing	10,139	9,936	6,878
Other	22,350	16,494	9,899
Board expenses	1,356	1,297	1,290
Marketing expenses	20,891	19,286	18,877
Taxes, payroll taxes, and contributions	14,897	13,907	13,118
Real estate taxes	1,954	1,730	1,443
Patents	1,913	1,896	1,646
Other taxes	5	7	24
Contributions to CMF (former SBIF)	11,025	10,274	10,005
Total	$ 233,612	$ 245,089	$ 230,103